Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning of Period	-	-	-
Customer relationships	1,944,044	1,944,044	1,434,507
Software	271,693	292,090	215,533
Research and development	885,675	1,024,637	756,078

Less: accumulated amortization	(123,848)	(389,447)	(287,372)
End of Period	2,977,564	2,871,324	2,118,746

Schedule of estimated amortization expenses

Estimated amortization expense for each of the next five years:

$
For the six months ended December 31, 2024	(417,306)
For the years ended December 31, 2025	(682,907)
2026	(682,907)
2027	(597,322)
2028	(490,882)
(2,871,324)